Dividends (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of Dividends Paid and Proposed

Interim dividends	$ million
	2019	2018	2017
A shares:
Cash: $1.88 per share (2018: $1.88; 2017: $1.88)	8,147	8,605	4,919
Scrip: none (2018: none; 2017: $1.88 per share)	—	—	3,558
Total - A shares	8,147	8,605	8,477
B shares:
Cash: $1.88 per share (2018: $1.88; 2017: $1.88)	7,051	7,070	5,958
Scrip: none (2018: none; 2017: $1.88 per share)	—	—	1,193
Total - B shares	7,051	7,070	7,151
Total	15,198	15,675	15,628